Investment Securities - Disclosure of Unrealized Gains and Losses on Fair Value Through Other Comprehensive Income Securities (Detail) - Financial assets measured at fair value through other comprehensive income, category [member] - CAD ($)
$ in Millions
	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Cost	$ 58,815	$ 55,372	$ 56,129
Gross unrealized gains	451	330	102
Gross unrealized losses	107	172	388
Fair value	59,159	55,530	55,843
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	8,774	7,733	8,903
Gross unrealized gains	147	109	38
Gross unrealized losses	6	10	50
Fair value	8,915	7,832	8,891
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	2,995	3,546	4,403
Gross unrealized gains	20	7	3
Gross unrealized losses	11	25	54
Fair value	3,004	3,528	4,352
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	22,546	20,609	19,298
Gross unrealized gains	196	146	6
Gross unrealized losses	37	64	163
Fair value	22,705	20,691	19,141
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	18,806	19,684	20,022
Gross unrealized gains	72	54	49
Gross unrealized losses	32	50	81
Fair value	18,846	19,688	19,990
Other debt [member]
Disclosure of financial assets [line items]
Cost	5,694	3,800	3,503
Gross unrealized gains	16	14	6
Gross unrealized losses	21	23	40
Fair value	$ 5,689	$ 3,791	$ 3,469